Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.1%
Beach Energy Ltd.	53,974	$43,396
Boss Energy Ltd. (a)	13,214	23,519
Deep Yellow Ltd.(a)(b)	31,951	25,176
Karoon Energy Ltd.(b)	26,129	22,736
New Hope Corp. Ltd.	17,086	52,530
Paladin Energy Ltd.(a)(b)	10,224	51,076
Santos Ltd.	110,611	478,144
Whitehaven Coal Ltd.	28,597	123,236
Woodside Energy Group Ltd.	64,899	1,040,967
Yancoal Australia Ltd., NVS	13,348	53,901
		1,914,681
Austria — 0.2%
OMV AG	5,053	202,600
Brazil — 1.2%
Brava Energia	10,942	36,117
Petroleo Brasileiro SA	127,192	906,884
Petroreconcavo SA	4,918	13,356
PRIO SA	27,458	182,040
		1,138,397
Canada — 9.6%
Advantage Energy Ltd.(a)	5,771	37,283
Africa Oil Corp.	12,271	17,179
ARC Resources Ltd.	20,362	375,666
Athabasca Oil Corp.(a)	18,627	68,186
Baytex Energy Corp.	24,566	69,923
Birchcliff Energy Ltd.	8,687	32,823
Cameco Corp.	14,877	884,512
Canadian Natural Resources Ltd.	72,240	2,445,237
Cardinal Energy Ltd.	4,333	20,364
Cenovus Energy Inc.	46,897	739,941
Denison Mines Corp.(a)	29,678	70,165
Energy Fuels Inc./Canada(a)	6,234	45,373
Fission Uranium Corp.(a)	26,785	16,070
Freehold Royalties Ltd.	4,276	42,545
Frontera Energy Corp.	1,314	7,593
Headwater Exploration Inc.	7,948	39,114
Imperial Oil Ltd.	6,264	462,267
International Petroleum Corp.(a)	3,062	34,665
Kelt Exploration Ltd.(a)	5,888	28,282
MEG Energy Corp.	9,216	166,211
NexGen Energy Ltd.(a)(b)	18,013	152,076
NuVista Energy Ltd.(a)	5,627	54,660
Paramount Resources Ltd., Class A	2,690	60,542
Parex Resources Inc.	3,469	36,968
PetroTal Corp., NVS	31,227	13,829
Peyto Exploration & Development Corp.	6,718	79,606
PrairieSky Royalty Ltd.	7,331	156,092
Suncor Energy Inc.	43,129	1,705,691
Tamarack Valley Energy Ltd.	18,254	58,020
Topaz Energy Corp.	3,110	61,998
Tourmaline Oil Corp.	12,058	568,170
Veren Inc.	21,115	112,207
Vermilion Energy Inc.	5,376	55,140
Whitecap Resources Inc.	20,392	148,565
		8,866,963
China — 1.8%
CGN Mining Co. Ltd.(b)	95,000	21,544
China Coal Energy Co. Ltd., Class H	75,000	89,200
China Shenhua Energy Co. Ltd., Class A	13,600	75,113
Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	115,500	$480,270
Guanghui Energy Co. Ltd., Class A	15,100	15,046
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,800	16,194
Inner Mongolia Yitai Coal Co. Ltd., Class B	36,800	80,992
Kinetic Development Group Ltd.	110,000	18,522
PetroChina Co. Ltd., Class A	42,600	47,325
PetroChina Co. Ltd., Class H	722,000	514,065
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	5,800	8,329
Shaanxi Coal Industry Co. Ltd., Class A	19,400	62,775
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	8,750	9,035
Shanxi Coking Coal Energy Group Co. Ltd., Class A	12,210	13,774
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	6,100	12,345
Yankuang Energy Group Co. Ltd., Class A	10,985	22,220
Yankuang Energy Group Co. Ltd., Class H	118,000	136,022
		1,622,771
Finland — 0.2%
Neste OYJ	14,341	218,288
France — 4.7%
Esso SA Francaise	89	9,408
Etablissements Maurel et Prom SA	1,885	9,984
TotalEnergies SE	73,758	4,286,825
		4,306,217
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	3,253	23,371
Motor Oil Hellas Corinth Refineries SA	2,420	50,192
		73,563
Hong Kong — 0.0%
United Energy Group Ltd.	302,000	11,277
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	13,783	94,468
India — 4.8%
Bharat Petroleum Corp. Ltd.	51,726	179,667
Chennai Petroleum Corp. Ltd.	1,798	13,365
Coal India Ltd.	63,542	314,308
Gujarat Mineral Development Corp. Ltd.	2,821	11,556
Hindustan Petroleum Corp. Ltd.	33,063	150,497
Indian Oil Corp. Ltd.	95,354	157,097
Oil & Natural Gas Corp. Ltd.	107,452	327,421
Oil India Ltd.	16,416	95,614
Reliance Industries Ltd.	172,372	2,645,016
Reliance Industries Ltd., GDR(c)	8,980	541,494
		4,436,035
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	492,300	64,625
Bukit Asam Tbk PT	132,400	22,568
Bumi Resources Tbk PT(a)	3,686,800	34,204
Harum Energy Tbk PT(a)	80,300	5,524
Indika Energy Tbk PT	51,100	4,531
Indo Tambangraya Megah Tbk PT	13,400	22,538
Medco Energi Internasional Tbk PT	217,312	14,964
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	51,200	86,490
		255,444
Israel — 0.2%
Delek Group Ltd.	320	43,088
Equital Ltd.(a)	859	34,467
Oil Refineries Ltd.	83,219	21,164

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Paz Retail & Energy Ltd.	347	$41,458
		140,177
Italy — 1.2%
Eni SpA	78,586	1,111,927
Japan — 1.3%
Cosmo Energy Holdings Co. Ltd.	2,236	97,395
ENEOS Holdings Inc.	93,500	506,287
Idemitsu Kosan Co. Ltd.	31,040	207,378
Inpex Corp.	30,200	395,801
Japan Petroleum Exploration Co. Ltd.	5,000	36,182
		1,243,043
Malaysia — 0.0%
Hibiscus Petroleum Bhd	18,160	8,293
Norway — 1.1%
Aker BP ASA	10,786	221,785
BlueNord ASA(a)(b)	777	41,521
DNO ASA	16,054	14,878
Equinor ASA	28,652	694,453
		972,637
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	31,800	17,418
Poland — 0.3%
ORLEN SA	19,960	251,120
Portugal — 0.3%
Galp Energia SGPS SA	15,983	262,775
Russia — 0.0%
Rosneft Oil Co. PJSC(a)(d)	47,821	4
Saudi Arabia — 1.6%
Saudi Arabian Oil Co.(c)	198,517	1,451,037
South Africa — 0.1%
Exxaro Resources Ltd.	8,329	77,211
Thungela Resources Ltd.	4,516	32,197
		109,408
South Korea — 0.3%
HD Hyundai Co. Ltd.	1,453	81,267
SK Innovation Co. Ltd.(a)	2,105	173,370
S-Oil Corp.	1,513	62,286
		316,923
Spain — 0.5%
Repsol SA	40,244	503,726
Thailand — 0.4%
Bangchak Corp. PCL, NVDR	29,600	26,623
Bangchak Sriracha PCL, NVDR(b)	29,200	6,275
Banpu PCL, NVDR(b)	270,000	45,042
IRPC PCL, NVDR	354,100	14,270
PTT Exploration & Production PCL, NVDR	47,531	177,074
Star Petroleum Refining PCL, NVDR(b)	66,100	13,134
Thai Oil PCL, NVDR(b)	42,900	47,297
		329,715
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS	32,775	139,051
United Arab Emirates — 0.0%
Dana Gas PJSC(a)	183,199	36,210
Security	Shares	Value
United Kingdom — 10.6%
BP PLC	553,735	$2,711,666
Diversified Energy Co. PLC	1,597	26,004
Energean PLC	5,366	69,099
Harbour Energy PLC	19,691	64,980
Serica Energy PLC	8,041	13,161
Shell PLC	212,098	6,816,208
Tullow Oil PLC(a)	42,270	11,112
Yellow Cake PLC(a)(c)	7,297	50,570
		9,762,800
United States — 55.3%
Antero Resources Corp.(a)	10,101	330,202
APA Corp.	12,561	284,507
California Resources Corp.	2,168	128,259
Calumet Inc.(a)	2,349	52,946
Centrus Energy Corp., Class A(a)(b)	482	43,862
Chevron Corp.	59,388	9,616,699
Chord Energy Corp.	2,126	271,107
Civitas Resources Inc.	2,858	148,273
CNX Resources Corp.(a)	5,165	209,286
Comstock Resources Inc.	2,997	46,663
ConocoPhillips	44,599	4,831,856
CONSOL Energy Inc.	1,001	130,831
Coterra Energy Inc.	25,340	677,085
Crescent Energy Co., Class A	5,164	76,789
CVR Energy Inc.	1,172	22,678
Delek U.S. Holdings Inc.	2,118	40,348
Devon Energy Corp.	21,347	810,119
Diamondback Energy Inc.	6,504	1,155,045
EOG Resources Inc.	19,435	2,589,909
EQT Corp.	19,312	877,537
Expand Energy Corp.	6,981	690,840
Exxon Mobil Corp.	151,855	17,912,816
Granite Ridge Resources Inc.	1,979	12,764
Gulfport Energy Corp.(a)	497	87,373
Hess Corp.	9,481	1,395,413
HF Sinclair Corp.	5,504	225,279
HighPeak Energy Inc.(b)	869	13,096
Kimbell Royalty Partners LP	2,353	38,071
Kosmos Energy Ltd.(a)	15,836	62,394
Magnolia Oil & Gas Corp., Class A	6,112	169,547
Marathon Petroleum Corp.	11,442	1,786,668
Matador Resources Co.	4,064	243,881
Murphy Oil Corp.	4,920	159,752
Northern Oil & Gas Inc.	3,254	141,516
Occidental Petroleum Corp.	21,670	1,096,069
Ovintiv Inc.	9,057	411,369
Par Pacific Holdings Inc.(a)	2,040	35,557
PBF Energy Inc., Class A	3,206	100,957
Peabody Energy Corp.	4,262	101,649
Permian Resources Corp., Class A, NVS	20,392	319,339
Range Resources Corp.	8,228	294,069
Riley Exploration Permian Inc.	330	11,583
Sable Offshore Corp.(a)(b)	1,055	24,771
SandRidge Energy Inc.	1,133	13,290
Sitio Royalties Corp., Class A	2,771	65,673
SM Energy Co.	3,870	174,885
Talos Energy Inc.(a)(b)	4,619	51,964
Texas Pacific Land Corp.	668	1,068,860
Uranium Energy Corp.(a)(b)	14,064	116,872
VAALCO Energy Inc.	3,782	19,364
Valero Energy Corp.	10,951	1,523,065
Viper Energy Inc., Class A, NVS	3,519	190,413

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Energy Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vital Energy Inc.(a)	764	$25,082
Vitesse Energy Inc.	853	23,952
		50,952,194
Total Common Stocks — 98.4% (Cost: $73,662,193)		90,749,162
Preferred Stocks
Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, NVS	153,182	997,485
Total Preferred Stocks — 1.1% (Cost: $528,911)		997,485
Rights
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	116,746	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $74,191,104)		91,746,647
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	652,871	653,197
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	120,000	$120,000
Total Short-Term Securities — 0.8% (Cost: $773,005)		773,197
Total Investments — 100.3% (Cost: $74,964,109)		92,519,844
Liabilities in Excess of Other Assets — (0.3)%		(307,705)
Net Assets — 100.0%		$92,212,139

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$495,074	$158,226 (a)	$—	$(13)	$(90)	$653,197	652,871	$2,418 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	120,000 (a)	—	—	—	120,000	120,000	2,053	—
				$(13)	$(90)	$773,197		$4,471	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	4	12/20/24	$401	$517

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$61,987,443	$28,761,715	$4	$90,749,162
Preferred Stocks	997,485	—	—	997,485
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	773,197	—	—	773,197
	$63,758,125	$28,761,715	$4	$92,519,844
Derivative Financial Instruments(a)
Assets
Equity Contracts	$517	$—	$—	$517

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company